UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / APRIL 30, 2008

Legg Mason Partners

Emerging Markets Equity Fund

Managed by	LEGG MASON INTERNATIONAL EQUITIES

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term capital growth.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Legg Mason International Equities Limited (“LMIE”) is the Fund’s subadviser. LMPFA and LMIE are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster at best during the six-month reporting period ended April 30, 2008. Third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was 0.6%. The U.S. Commerce Department then reported that its preliminary estimate for first quarter 2008 GDP growth was a modest 0.9%. While it was once debated whether or not the U.S. would fall into a recession, it is now looking more likely that the U.S could experience a mild recession. Even areas of the economy that had once been fairly resilient have begun to falter, including the job market. The U.S. Department of Labor reported that payroll employment declined in each of the first four months of 2008 — the longest consecutive monthly decline since early 2003.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions during the reporting period. At its meeting in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed reduced the federal funds rate an additional 25 basis points in October 2007. Then, over the course of the reporting period, the Fed lowered rates on five more occasions, bringing the federal funds rate to 2.00% as of April 30, 2008. In its statement accompanying the April rate cut, the Fed stated: “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

In addition to lowering short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed

Legg Mason Partners Emerging Markets Equity Fund	I

Letter from the chairman continued

established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

The U.S. stock market generated poor results during the six-month reporting period. Stock prices fell during the first five months of the reporting period before rallying somewhat in April 2008. The market’s troubles were due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and increasing fears of a recession. All told, the S&P 500 Indexiv returned -9.64% over the six-month reporting period ended April 30, 2008.

Looking at U.S. stock prices more closely, the market’s weakness was broad in scope. Mid-cap stocks outperformed their large- and small-cap counterparts on a relative basis, as the Russell Midcapv, Russell 1000vi and Russell 2000vii Indexes returned -8.77%, -9.54% and -12.92%, respectively, during the six-month reporting period. From an investment style perspective, growth stocks modestly outperformed value stocks, with the Russell 3000 Growthviii and Russell 3000 Valueix Indexes returning -9.68% and -9.97%, respectively.

International equities also performed poorly. During the six months ended April 30, 2008, the MSCI EAFE Indexx returned -9.21%. As was the case in the U.S., international equities were negatively impacted by the credit crunch and decelerating economic growth. Emerging market equities performed even worse, as investor risk aversion rose over the period. During the six months ended April 30, 2008, the MSCI Emerging Markets Indexxi returned -10.28%.

Performance review

For the six months ended April 30, 2008, Class A shares of Legg Mason Partners Emerging Markets Equity Fund, excluding sales charges, returned -8.75%. The Fund’s unmanaged benchmark, the MSCI Emerging Markets Index, returned -10.28% for the same period. The Lipper Emerging Markets Funds Category Average1 returned -10.71% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 299 funds in the Fund’s Lipper category, and excluding sales charges.

II	Legg Mason Partners Emerging Markets Equity Fund

PERFORMANCE SNAPSHOT as of April 30, 2008 (excluding sales charges) (unaudited)
6 MONTHS
Emerging Markets Equity Fund — Class A Shares	-8.75%
MSCI Emerging Markets Index	-10.28%
Lipper Emerging Markets Funds Category Average[1]	-10.71%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned -9.36%, Class C shares returned -9.35% and Class I shares returned -8.62% over the six months ended April 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated February 20, 2008, the gross total operating expenses for Class A, Class B, Class C and Class I shares were 1.75%, 4.43%, 4.16% and 1.32% respectively.
As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 2.00% for Class A shares, 2.75% for Class B shares, 2.75% for Class C shares and 1.35% for Class I shares. These expense limitations may be reduced or terminated at any time.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 299 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Emerging Markets Equity Fund	III

Letter from the chairman continued

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 30, 2008

IV	Legg Mason Partners Emerging Markets Equity Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]

The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

xi

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Index consists of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.

Legg Mason Partners Emerging Markets Equity Fund	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — April 30, 2008

Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2007 and held for the six months ended April 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	(8.75)%	$1,000.00	$912.50	1.47%	$6.99
Class B	(9.36)	1,000.00	906.40	2.75	13.03
Class C	(9.35)	1,000.00	906.50	2.75	13.04
Class I	(8.62)	1,000.00	913.80	1.13	5.38

[1]	For the six months ended April 30, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waiver and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,017.55	1.47%	$7.37
Class B	5.00	1,000.00	1,011.19	2.75	13.75
Class C	5.00	1,000.00	1,011.19	2.75	13.75
Class I	5.00	1,000.00	1,019.24	1.13	5.67

[1]	For the six months ended April 30, 2008.

[2]

Expenses (net of waiver and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2008

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 93.0%
	Argentina — 1.1%
17,400	Banco Macro Bansud SA, ADR	$393,240
52,500	BBVA Banco Frances SA, ADR	333,900
99,592	Grupo Financiero Galicia SA, ADR*	624,442
	Total Argentina	1,351,582
	Brazil — 16.1%
193,641	Acucar Guarani SA*	1,112,295
57,500	Companhia Vale do Rio Doce, ADR	1,830,800
114,400	Cyrela Brazil Realty SA	1,870,853
25,400	Empresa Brasileira de Aeronautica SA, ADR	1,058,672
55,693	Perdigao SA	1,502,642
62,536	Petroleo Brasileiro SA, ADR	6,322,390
90,101	Rodobens Negocios Imobiliarios SA	1,195,572
80,924	Tam SA, ADR	1,909,806
59,400	Tecnisa SA	319,131
44,625	Usinas Siderurgicas de Minas Gerais SA	2,236,974
24,700	Votorantim Celulose e Papel SA, ADR	785,213
	Total Brazil	20,144,348
	Canada — 0.7%
120,672	Gammon Gold Inc.*	921,934
	Cayman Islands — 1.5%
224,990	China Mengniu Dairy Co., Ltd.	684,057
1,201,500	KWG Property Holding Ltd.*	1,256,211
	Total Cayman Islands	1,940,268
	China — 6.6%
2,339,000	China Construction Bank, Class H Shares	2,109,437
1,006,000	China Petroleum & Chemical Corp., Class H Shares	1,067,295
61,500	China Railway Construction Corp., Class H Shares*	95,465
643,000	China Railway Group Ltd.*	614,538
653,000	Hidili Industry International Development Ltd.*	996,876
3,605,000	Industrial & Commercial Bank of China	2,853,458
314,400	Yanzhou Coal Mining Co., Ltd., Class H Shares	579,993
	Total China	8,317,062
	Cyprus — 0.3%
102,490	Urals Energy Public Co., Ltd.*	328,485
	Egypt — 0.8%
14,150	Orascom Telecom Holding SAE, GDR(a)	1,058,420

See Notes to Financial Statements.

4	Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND
SHARES	SECURITY	VALUE

	Hong Kong — 7.5%
182,500	China Mobile (Hong Kong) Ltd.	$3,137,247
654,000	China Resources Enterprise Ltd.	2,407,913
235,000	Citic Pacific Ltd.	1,103,393
1,105,000	CNOOC Ltd.	1,950,571
186,000	Shanghai Industrial Holdings Ltd.	770,720
	Total Hong Kong	9,369,844
	India — 2.4%
2,871	Dr. Reddy’s Laboratories Ltd., ADR	43,840
45,900	Satyam Computer Services Ltd., ADR	1,178,712
11,180	State Bank of India Ltd., GDR(a)	1,038,622
48,800	Tata Motors Ltd., ADR	807,152
	Total India	3,068,326
	Indonesia — 2.9%
521,500	PT Astra International Tbk	1,130,991
2,061,000	PT Bumi Resources Tbk	1,486,190
1,639,301	PT Indosat Tbk	1,075,447
	Total Indonesia	3,692,628
	Israel — 1.0%
281,122	Bank Hapoalim Ltd.	1,187,724
	Kazakhstan — 1.2%
64,147	Eurasian Natural Resources Corp.*	1,527,634
	Malaysia — 0.8%
481,200	Genting Berhad	974,891
	Mexico — 3.4%
29,800	America Movil SAB de CV, Series L Shares, ADR	1,727,208
205,900	Banco Compartamos SA de CV*	857,994
84,942	Corporacion Moctezuma SAB de CV	221,344
124,376	Grupo Financiero Banorte SAB de CV, Series O Shares	547,981
299,200	Urbi, Desarrollos Urbanos SA de CV*	957,857
	Total Mexico	4,312,384
	Pakistan — 0.2%
27,438	United Bank Ltd., GDR(a)(b)	242,868
	Peru — 0.3%
6,400	Cia de Minas Buenaventura SA, ADR	400,448
	Russia — 13.5%
105,948	Gazprom OAO, ADR	5,636,434
65,300	Magnitogorsk Iron & Steel Works, GDR(a)	1,132,955
9,400	Mechel OAO, ADR*	1,370,520
29,720	Mining & Metallurgical Co. Norilsk Nickel, ADR	802,440

See Notes to Financial Statements.

Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

April 30, 2008

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND
SHARES	SECURITY	VALUE

	Russia — 13.5% continued
1,500	MMC Norilsk Nickel	$404,700
18,300	Mobile TeleSystems, ADR	1,419,714
19,765	NovaTek OAO, GDR(a)	1,496,210
10,712	OAO TMK, GDR(a)	353,496
26,600	PIK Group, GDR(a)*	707,560
208,594	Rosneft Oil Co., GDR(a)*	2,044,221
469,465	Sberbank RF	1,528,109
	Total Russia	16,896,359
	South Africa — 7.2%
77,348	Aveng Ltd.	582,888
49,975	Barloworld Ltd.	729,451
62,478	Gold Fields Ltd.	825,293
35,223	Impala Platinum Holdings Ltd.	1,433,040
136,561	MTN Group Ltd.	2,606,608
31,700	Murray & Roberts Holdings Ltd.	370,582
75,494	Pretoria Portland Cement Co., Ltd.	398,891
174,148	Standard Bank Group Ltd.	2,070,342
	Total South Africa	9,017,095
	South Korea — 10.2%
39,520	Daewoo Engineering & Construction Co., Ltd.	701,597
23,565	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,025,894
8,598	GS Engineering & Construction Corp.	1,264,853
11,471	Hite Brewery Co., Ltd.	1,355,721
19,148	Hyundai Motor Co.	1,615,639
24,180	LG.Philips LCD Co., Ltd.	1,063,520
5,042	ORION Corp	1,043,450
1,817	POSCO	888,883
1,912	Samsung Electronics Co., Ltd.	1,355,839
35,680	Shinhan Financial Group Co., Ltd.	2,060,412
19,190	Woori Investment & Securities Co., Ltd.*	413,408
	Total South Korea	12,789,216
	Taiwan — 9.2%
621,725	Acer Inc.	1,347,692
260,000	AU Optronics Corp.	508,088
42,731	AU Optronics Corp., ADR	834,109
695,682	Cathay Financial Holding Co., Ltd.	1,953,553
1,001,000	China Steel Corp.	1,643,813
424,710	Formosa Chemicals & Fibre Corp.	1,032,221
149,000	Foxconn Technology Co., Ltd.	961,606
196,498	Hon Hai Precision Industry Co., Ltd.	1,139,072

See Notes to Financial Statements.

6	Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND
SHARES	SECURITY	VALUE

	Taiwan — 9.2% continued
468,821	Taiwan Semiconductor Manufacturing Co., Ltd.	$1,027,026
764,880	Uni-President Enterprises Corp.	1,095,287
	Total Taiwan	11,542,467
	Thailand — 4.7%
2,570,200	Asian Property Development Public Co., Ltd.	563,320
1,738,300	Italian-Thai Development Public Co., Ltd.	454,995
434,200	Kasikornbank Public Co., Ltd.	1,204,970
86,600	Kasikornbank Public Co., Ltd., NVDR	238,963
4,092,288	Krung Thai Bank Public Co., Ltd.	1,413,136
2,538,200	Land & Houses Public Co., Ltd., NVDR	716,395
1,087,982	LPN Development Public Co., Ltd.	257,328
99,800	PTT Public Co., Ltd.	1,051,189
	Total Thailand	5,900,296
	Turkey — 1.2%
1,968	Arcelik AS	8,790
62,132	Turkcell Iletisim Hizmet AS	496,628
219,931	Turkiye Is Bankasi, Class C Shares	1,016,843
	Total Turkey	1,522,261
	United Kingdom — 0.2%
133,385	Aricom PLC*	210,444
	TOTAL COMMON STOCKS (Cost — $94,401,674)	116,716,984
PREFERRED STOCKS — 1.8%
	Brazil — 1.8%
280,300	Banco Panamericano SA	1,487,748
35,032	Tam SA	788,796
	TOTAL PREFERRED STOCKS (Cost — $2,044,683)	2,276,544
FACE AMOUNT
EQUITY-LINKED NOTES — 2.3%
	Jersey — 0.6%
$210,351	JPMorgan International Derivatives Ltd. (Indian Bank), 0.000% due 3/9/12(c)	717,297
	Switzerland — 1.7%
80,378	UBS AG (Bharti Airtel Ltd.), 0.000% due 3/23/10(b)(c)	957,178
53,728	UBS AG (Satyam Computer Services Ltd.), 0.000% due 4/5/10(b)(c)	1,190,752
	Total Switzerland	2,147,930
	TOTAL EQUITY-LINKED NOTES (Cost — $2,856,260)	2,865,227

See Notes to Financial Statements.

Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

April 30, 2008

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND
WARRANTS	SECURITY	VALUE

WARRANTS — 1.5%
39,624	Aricom PLC, Expires 5/6/10*	$17,496
13,411	Bharti Airtel Ltd., Expires 8/1/10(a)*	298,066
7,000	Bharti Airtel Ltd., Expires 3/17/11(a)*	155,484
111,324	Cairn India Ltd., Expires 11/3/12(a)*	685,043
22,098	IVRCL Infrastructures and Projects Ltd., Expires 11/27/09(a)*	234,668
25,400	Tata Consultancy Services Ltd., Expires 8/24/09	577,215
	TOTAL WARRANTS (Cost — $1,921,090)	1,967,972
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $101,223,707)	123,826,727
FACE AMOUNT
SHORT-TERM INVESTMENT — 1.5%
	Repurchase Agreement — 1.5%
$1,867,000	State Street Bank & Trust Co., repurchase agreement dated 4/30/08, 1.500% due 5/1/08; Proceeds at maturity — $1,867,078; (Fully collateralized by U.S. Treasury Bonds, 6.000% due 2/15/26; Market value — $1,909,308) (Cost — $1,867,000)	1,867,000
	TOTAL INVESTMENTS — 100.1% (Cost — $103,090,707#)	125,693,727
	Liabilities in Excess of Other Assets — (0.1)%	(178,176)
	TOTAL NET ASSETS — 100.0%	$125,515,551

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Equity-linked security whereby the coupon, dividend and or redemption amount is linked to the price of an underlying equity security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt

See Notes to Financial Statements.

8	Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

SUMMARY OF INVESTMENTS BY SECTOR**
Financials	22.6%
Energy	17.5
Materials	15.6
Industrials	11.3
Telecommunication services	10.3
Information technology	8.9
Consumer discretionary	7.7
Consumer staples	4.6
Short-Term investment	1.5
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of April 30, 2008 and are subject to change.

See Notes to Financial Statements.

Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

April 30, 2008

ASSETS:
Investments, at value (Cost — $103,090,707)	$125,693,727
Foreign currency, at value (Cost — $414,999)	413,497
Cash	762
Receivable for securities sold	484,170
Receivable for Fund shares sold	382,002
Dividends and interest receivable	243,194
Prepaid expenses	26,190
Total Assets	127,243,542
LIABILITIES:
Payable for securities purchased	1,356,926
Deferred foreign capital gains tax	127,937
Investment management fee payable	81,338
Payable for Fund shares repurchased	65,564
Distribution fees payable	16,730
Trustees’ fees payable	508
Accrued expenses	78,988
Total Liabilities	1,727,991
TOTAL NET ASSETS	$125,515,551
NET ASSETS:
Par value (Note 6)	$59
Paid-in capital in excess of par value	99,056,247
Undistributed net investment income	94,080
Accumulated net realized gain on investments and foreign currency transactions	3,899,190	(1)
Net unrealized appreciation on investments and foreign currencies	22,465,975	(2)
TOTAL NET ASSETS	$125,515,551
Shares Outstanding:
Class A	3,305,468
Class B	128,211
Class C	51,402
Class I	2,450,251
Net Asset Value:
Class A (and redemption price)	$21.27
Class B(3)	$17.33
Class C(3)	$17.14
Class I (and redemption price)	$21.27
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$22.57

(1)	Net of foreign capital gains tax of $5,830.

(2)	Net of deferred foreign capital gains tax of $127,937.

(3)	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10	Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2008

INVESTMENT INCOME:
Dividends	$990,306
Interest	56,291
Less: Foreign taxes withheld	(103,897)
Total Investment Income	942,700
EXPENSES:
Investment management fee (Note 2)	491,807
Custody fees	93,213
Distribution fees (Notes 2 and 4)	90,891
Shareholder reports (Note 4)	40,808
Legal fees	22,517
Registration fees	22,087
Audit and tax	14,472
Trustees’ fees	3,689
Transfer agent fees (Note 4)	3,395
Insurance	1,470
Miscellaneous expenses	3,506
Total Expenses	787,855
Less: Fee waivers and/or expense reimbursements (Note 2)	(6,112)
Net Expenses	781,743
NET INVESTMENT INCOME	160,957
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	3,973,199	(1)
Foreign currency transactions	(46,513)
Net Realized Gain	3,926,686
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(13,861,196	)(2)
Foreign currencies	(4,213)
Change in Net Unrealized Appreciation/Depreciation	(13,865,409)
Net Loss on Investments and Foreign Currency Transactions	(9,938,723)
DECREASE IN NET ASSETS FROM OPERATIONS	$(9,777,766)

(1)	Net of foreign capital gains tax of $5,830.

(2)	Net of change in deferred foreign capital gains tax of $26,728.

See Notes to Financial Statements.

Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report	11

Statements of changes in net assets

FOR THE SIX MONTHS ENDED APRIL 30, 2008 (unaudited) AND THE YEAR ENDED OCTOBER 31, 2007	2008	2007
OPERATIONS:
Net investment income	$160,957	$562,611
Net realized gain	3,926,686	10,190,486
Change in net unrealized appreciation/depreciation	(13,865,409)	27,670,459
Increase (Decrease) in Net Assets From Operations	(9,777,766)	38,423,556
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(442,175)	(250,002)
Net realized gains	(10,252,005)	(3,419,575)
Decrease in Net Assets From Distributions to Shareholders	(10,694,180)	(3,669,577)
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	38,961,297	49,181,499
Reinvestment of distributions	10,357,631	3,663,221
Cost of shares repurchased	(20,421,321)	(24,615,201)
Increase in Net Assets From Fund Share Transactions	28,897,607	28,229,519
INCREASE IN NET ASSETS	8,425,661	62,983,498
NET ASSETS:
Beginning of period	117,089,890	54,106,392
End of period*	$125,515,551	$117,089,890
* Includes undistributed net investment income of:	$94,080	$375,298

See Notes to Financial Statements.

12	Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2007	2006	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$25.71	$17.00	$13.11	$11.40
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.02	0.10	0.05	0.07
Net realized and unrealized gain (loss)	(2.22)	9.67	4.41	1.64
Total income (loss) from operations	(2.20)	9.77	4.46	1.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.03)	(0.03)	—
Net realized gains	(2.20)	(1.03)	(0.54)	—
Total distributions	(2.24)	(1.06)	(0.57)	—
NET ASSET VALUE, END OF PERIOD	$21.27	$25.71	$17.00	$13.11
Total return[4]	(8.75)%	60.47%	35.09%	15.00%
NET ASSETS, END OF PERIOD (000s)	$70,303	$57,167	$25,590	$13,074
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.47%[5]	1.76%[6]	2.10%	3.77%[5]
Net expenses[7,8]	1.47 [5]	1.75 [6]	2.00	2.00 [5]
Net investment income	0.18 [5]	0.53	0.31	0.66 [5]
PORTFOLIO TURNOVER RATE	25%	70%	63%	66%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2008 (unaudited).

[3]	For the period January 5, 2005 (inception date) to October 31, 2005.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.75%.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 2.00%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report	13

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2008[2]	2007	2006	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$21.48	$14.48	$11.30	$11.40
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.09)	(0.08)	(0.04)	(0.02)
Net realized and unrealized gain (loss)	(1.86)	8.11	3.76	(0.08)
Total income (loss) from operations	(1.95)	8.03	3.72	(0.10)
LESS DISTRIBUTIONS FROM:
Net realized gains	(2.20)	(1.03)	(0.54)	—
Total distributions	(2.20)	(1.03)	(0.54)	—
NET ASSET VALUE, END OF PERIOD	$17.33	$21.48	$14.48	$11.30
Total return[4]	(9.36)%	58.83%	34.08%	(0.88)%
NET ASSETS, END OF PERIOD (000s)	$2,223	$1,711	$168	$27
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	3.21%[5]	4.44%[6]	7.97%	4.52%[5]
Net expenses[7,8]	2.75 [5]	2.75 [6]	2.75	2.75 [5]
Net investment loss	(1.11)[5]	(0.46)	(0.31)	(0.93)[5]
PORTFOLIO TURNOVER RATE	25%	70%	63%	66%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2008 (unaudited).

[3]	For the period August 11, 2005 (inception date) to October 31, 2005.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 4.43% and 2.75%, respectively.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 2.75%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2007	2006	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$21.27	$14.34	$11.20	$11.40
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.10)	(0.07)	(0.09)	(0.02)
Net realized and unrealized gain (loss)	(1.83)	8.03	3.77	(0.18)
Total income (loss) from operations	(1.93)	7.96	3.68	(0.20)
LESS DISTRIBUTIONS FROM:
Net realized gains	(2.20)	(1.03)	(0.54)	—
Total distributions	(2.20)	(1.03)	(0.54)	—
NET ASSET VALUE, END OF PERIOD	$17.14	$21.27	$14.34	$11.20
Total return[4]	(9.35)%	58.91%	34.03%	(1.75)%
NET ASSETS, END OF PERIOD (000s)	$881	$784	$124	$64
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	3.20%[5]	4.16%[6]	8.27%	4.53%[5]
Net expenses[7,8]	2.75 [5]	2.75 [6]	2.76 [9]	2.75 [5]
Net investment loss	(1.12)[5]	(0.44)	(0.71)	(1.37)[5]
PORTFOLIO TURNOVER RATE	25%	70%	63%	66%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2008 (unaudited).

[3]	For the period September 7, 2005 (inception date) to October 31, 2005.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 4.16% and 2.75%, respectively.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 2.75%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The ratio of expenses to average net assets of Class C shares exceeds the voluntary expense limitation by 0.01% due to proxy fees.

See Notes to Financial Statements.

Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report	15

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]	2007	2006	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$25.78	$17.04	$13.14	$11.40
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.05	0.19	0.15	0.14
Net realized and unrealized gain (loss)	(2.22)	9.69	4.41	1.60
Total income (loss) from operations	(2.17)	9.88	4.56	1.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.11)	(0.12)	—
Net realized gains	(2.20)	(1.03)	(0.54)	—
Total distributions	(2.34)	(1.14)	(0.66)	—
NET ASSET VALUE, END OF PERIOD	$21.27	$25.78	$17.04	$13.14
Total return[4]	(8.62)%	61.24%	35.97%	15.26%
NET ASSETS, END OF PERIOD (000s)	$52,109	$57,428	$28,224	$11,902
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.13%[5]	1.32%[6]	1.49%	2.73%[5]
Net expenses[7,8]	1.13 [5]	1.31 [6]	1.35	1.35 [5]
Net investment income	0.47 [5]	0.97	1.00	1.39 [5]
PORTFOLIO TURNOVER RATE	25%	70%	63%	66%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2008 (unaudited).

[3]	For the period January 3, 2005 (inception date) to October 31, 2005.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 1.31%, respectively.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.35%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Emerging Markets Equity Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report	17

Notes to financial statements (unaudited) continued

(c) Equity-linked notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an investor will receive less than the prevailing rate of interest if the value of the relevant equity securities decline or fail to increase sufficiently.

(d) Foreign risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

18	Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of Indian and Thailand securities held by the Fund are subject to capital gains tax in those countries. As of April 30, 2008, there were $127,937 of deferred capital gains tax liabilities accrued on unrealized gains.

Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report	19

Notes to financial statements (unaudited) continued

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Legg Mason International Equities Limited (“LMIE”) is the Fund’s subadviser. LMPFA and LMIE are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.850%
Next $1 billion	0.825
Next $3 billion	0.800
Next $5 billion	0.775
Over $10 billion	0.750

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays LMIE 70% of the net management fee it receives from the Fund.

During the six months ended April 30, 2008, the Fund’s Class A, B, C and I shares had voluntary expense limitations in place of 2.00%, 2.75%, 2.75% and 1.35%, respectively.

During the six months ended April 30, 2008, the Fund was reimbursed for expenses amounting to $6,112.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

20	Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Fund.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2008, LMIS and its affiliates received sales charges of approximately $2,000 on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	Class B	Class C
CDSCs	$1,000	$0	*

*	Amount represents less than $1,000.

Former Trustees of the Fund (the “Prior Board”) had adopted a Retirement Plan (the “Plan”) for certain Trustees of the fund. Subsequently, such Plan was effectively terminated by the Prior Board, with only certain former Trustees of the Prior Board eligible to continue to receive payments under the Plan. Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. At April 30, 2008, $152 was accrued in connection with this Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$46,785,359
Sales	28,516,370

Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,110,973
Gross unrealized depreciation	(4,507,953)
Net unrealized appreciation	$22,603,020

4. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25%, 1.00% and 1.00% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$77,567	$2,117	$26,142
Class B	9,429	934	9,274
Class C	3,895	328	3,844
Class I	—	16	1,548
Total	$90,891	$3,395	$40,808

5. Distributions to shareholders by class

	SIX MONTHS ENDED APRIL 30, 2008	YEAR ENDED OCTOBER 31, 2007
Net Investment Income:
Class A	$98,958	$44,162
Class I	343,217	205,840
Total	$442,175	$250,002
Net Realized Gains:
Class A	$4,967,057	$1,559,906
Class B	196,536	16,585
Class C	84,260	12,416
Class I	5,004,152	1,830,668
Total	$10,252,005	$3,419,575

6. Shares of beneficial interest

At April 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical

22	Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report

interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED APRIL 30, 2008		YEAR ENDED OCTOBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,388,367	$28,558,571	1,067,672	$23,118,450
Shares issued on reinvestment	218,133	4,750,819	92,644	1,603,443
Shares repurchased	(524,171)	(10,775,167)	(442,101)	(9,142,965)
Net increase	1,082,329	$22,534,223	718,215	$15,578,928
Class B
Shares sold	51,379	$900,660	80,185	$1,355,601
Shares issued on reinvestment	10,613	189,014	1,116	16,234
Shares repurchased	(13,433)	(231,112)	(13,240)	(212,445)
Net increase	48,559	$858,562	68,061	$1,159,390
Class C
Shares sold	19,453	$333,133	32,443	$513,941
Shares issued on reinvestment	3,999	70,428	488	7,036
Shares repurchased	(8,889)	(144,955)	(4,759)	(77,521)
Net increase	14,563	$258,606	28,172	$443,456
Class I
Shares sold	415,977	$9,168,933	1,216,907	$24,193,507
Shares issued on reinvestment	244,825	5,347,370	117,243	2,036,508
Shares repurchased	(438,483)	(9,270,087)	(762,108)	(15,182,270)
Net increase	222,319	$5,246,216	572,042	$11,047,745

7. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing

Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as previously described. The complaints seek injunctive relief and compensatory and punitive damages,

24	Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report

removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

8. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

*  *  *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Legg Mason Partners Emerging Markets Equity Fund 2008 Semi-Annual Report	25

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Fund’s Board of Trustees, the Board considered the re-approval for an annual period of the Fund’s management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the Fund’s sub-advisory agreement, pursuant to which Legg Mason International Equities Limited (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. (The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Fund’s distributor (including any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services provided to the Fund under the Management Agreement and Sub-Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively, during the past two years. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Sub-Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took

26	Legg Mason Partners Emerging Markets Equity Fund

into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting the Manager and the Legg Mason Partners fund complex. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Adviser.

Fund Performance

The Board received and reviewed performance information for the Fund and for all retail and institutional emerging markets funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board members noted that they also had received and discussed with management information at periodic

Legg Mason Partners Emerging Markets Equity Fund	27

Board approval of management and subadvisory agreements (unaudited) continued

intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-year period ended June 30, 2007 and showed that the Fund performed near the median. The Board also reviewed performance information provided by the Manager for periods ended September 2007, which showed the Fund’s performance was competitive compared to the Lipper category average during the third quarter. The Board members then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio manager. The Trustees noted that the Manager was committed to providing the resources necessary to assist the portfolio manager and improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s performance over the short period since the Fund’s inception and with management’s efforts to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and established a committee of Independent Trustees to review performance with the Manager and report to the full Board during periods between Board meetings.

Management Fees and Expense Ratios

The Board reviewed and considered, the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Adviser, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fee to the Sub-Adviser and, accordingly, that the retention of the Sub-Adviser does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s voluntary fee waiver and/or expense reimbursement arrangement in effect for the Fund, which partially reduced the management fee paid to the Manager, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (“Actual Management Fee”). At the request of the Independent Trustees, the Manager agreed not to discontinue its fee waiver and/or expense reimbursement for the Fund without prior Board approval.

The Board also reviewed information regarding the fees the Manager and the Sub-Adviser charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Adviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

28	Legg Mason Partners Emerging Markets Equity Fund

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributors are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of seven retail front-end load emerging markets funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load emerging markets funds (“Expense Universe”). This information showed that, while the Fund’s Contractual Management Fee and Actual Management Fee were lower than the median of management fees paid by the other funds in the Expense Group and Expense Universe, the Fund’s actual total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and Expense Universe. The Board noted that the Fund had recently commenced operations and had limited assets under management during the time period under review.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the

Legg Mason Partners Emerging Markets Equity Fund	29

Board approval of management and subadvisory agreements (unaudited) continued

Contractual Management Fee as the Fund’s assets grow. The Board noted that the Fund’s assets had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board noted, however, that the Contractual Management Fee increases the potential for sharing economies of scale with shareholders as the Fund’s assets grow than if no breakpoints were in place. The Board also noted that as the Fund’s assets increase over time, the Fund and its shareholders should realize other economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement.

30	Legg Mason Partners Emerging Markets Equity Fund

Legg Mason Partners

Emerging Markets Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Legg Mason International Equities Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Emerging Markets Equity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of shareholders of Legg Mason Partners Emerging Markets Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investors Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in 2007, based on 12/31/06 assets under management, according to Pensions & Investments, May 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD03192  6/08  SR08-582

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTING FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: June 27, 2008

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: June 27, 2008